Trade and Accounts Payable (Details) - Schedule of trade and accounts payable - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Trade and Accounts Payable [Abstract]
Trade accounts payable	$ 9,853,157	$ 17,627,226	$ 9,113,183	$ 5,216,243	$ 25,989,965	$ 1,566,717	$ 1,750,774
Capital accruals					31,466,080	5,978,220
Accrued interest on term loans	3,815,551	3,965,660	4,101,250	4,250,000	3,295,382	910,691
Accrued expenses	3,076,957	9,054,622	394,611	467,840	360,180	546,333	43,227
Payables to third parties			2,041,927	2,041,927	22,360
Total	$ 23,464,803	$ 37,652,318	$ 18,189,493	$ 17,766,575	$ 61,133,967	$ 9,001,961	$ 4,580,173